Acquisitions and Divestitures - Summary of Carrying Amount of Major Assets and Liabilities Associated with Disposition - Australia Divestitures (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Current assets held for sale	$ 3,752	$ 8,062
Oil and gas assets, net	19,548	30,435
Total assets	25,500	44,264
LIABILITIES
Current liabilities held for sale	1,841	3,778
Other current liabilities	1,223	2,240
Asset retirement obligations	2,562	2,915
Non-current deferred tax liability	2,529	5,493
Other long-term liabilities	$ 362	359
Australia [Member]
ASSETS
Oil and gas assets, net		1,613
Divestiture [Member] | Australia [Member]
ASSETS
Current assets held for sale		3,019
Other current assets		590
Oil and gas assets, net		1,613
GTP and other assets, net		877
Total assets		6,099
LIABILITIES
Current liabilities held for sale		321
Other current liabilities		318
Asset retirement obligations		466
Non-current deferred tax liability		329
Other long-term liabilities		33
Total liabilities		$ 1,467